Business Changes and Developments (Details 3) (Bear Stearns [Member], USD $) In Millions	May 31, 2008
Assets
Assets acquired	$ 288,768
Liabilities
Liabilities assumed	287,702
Net assets acquired	1,066
Cash and Due from Banks [Member]
Assets
Assets acquired	534
Federal Funds Sold and Securities Purchased under Agreements to Resell [Member]
Assets
Assets acquired	21,204
Securities Borrowed [Member]
Assets
Assets acquired	55,195
Trading assets [Member]
Assets
Assets acquired	136,489
Loans [Member]
Assets
Assets acquired	4,407
Accrued interest and accounts receivable [Member]
Assets
Assets acquired	34,677
Goodwill [Member]
Assets
Assets acquired	885
Other assets [Member]
Assets
Assets acquired	35,377
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Liabilities
Liabilities assumed	54,643
Other borrowed funds [Member]
Liabilities
Liabilities assumed	16,166
Other Liabilities [Member]
Liabilities
Liabilities assumed	78,569
Long-term Debt [Member]
Liabilities
Liabilities assumed	67,015
Trading Liabilities [Member]
Liabilities
Liabilities assumed	24,267
Beneficial Interests [Member]
Liabilities
Liabilities assumed	$ 47,042